Investment Risks	Mar. 29, 2026
Rockefeller Climate Solutions Fund | General Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Rockefeller Climate Solutions Fund | Recent Markets Event Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Rockefeller Climate Solutions Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
Rockefeller Climate Solutions Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Rockefeller Climate Solutions Fund | Large Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Rockefeller Climate Solutions Fund | Small And Medium Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Companies Risk. Small and medium capitalization companies may not have the management experience, financial resources, product diversification and competitive strengths of large capitalization companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies and may be less liquid than other securities.
Rockefeller Climate Solutions Fund | Climate Solutions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Climate Solutions Risk. The Fund will focus its investment activities on companies offering climate change mitigation or adaptation products and services. There is no guarantee that these themes will generate profitable investment opportunities for the Fund, or that the Adviser will be successful in identifying profitable investment opportunities within these investment themes. The Fund’s focus on environmental criteria will limit the number of investment opportunities available to the Fund as compared to other mutual funds with broader investment objectives, and as a result, the Fund may underperform funds that are not subject to similar investment considerations. Portfolio companies may be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants. In addition, companies may share common characteristics and be subject to similar business risks and regulatory burdens. A downturn in the demand for climate change mitigation and adaptation products and services is likely to have a significant negative impact on the value of the Fund’s investments. As a result of these and other factors, the Fund’s portfolio investments are expected to be volatile, which may result in significant investment losses to the Fund.
Rockefeller Climate Solutions Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Due to the Fund’s focus on climate change mitigation or adaptation products and services, the Fund’s portfolio, as compared to broader benchmarks, is expected to typically have more meaningful exposure to companies operating in the Industrial sector and to have reduced exposure to the Communication Services, traditional Energy, Financials and Real Estate sectors. The Industrial sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Companies in the Industrial sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the Industrial sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for Industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the Industrial sector may also be adversely affected by changes or trends in commodity prices, which may be unpredictable. As a result, the Fund’s investment returns may underperform the market in periods where the Industrial sector underperforms other sectors. Potential negative market or economic developments affecting one or more of the sectors in which the Fund’s investments are concentrated could have a greater impact on the Fund than on a fund with fewer holdings in the impacted sectors.
Rockefeller Climate Solutions Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in foreign securities involve certain risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies, as well as risks related to the lack of public information with respect to such foreign issuers and the absence of uniform accounting, auditing and financial reporting standards. Foreign securities markets are often less liquid than U.S. securities markets, which may make the disposition of foreign securities more difficult. These risks may be magnified in emerging market countries.
Rockefeller Climate Solutions Fund | Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Risk. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Rockefeller Climate Solutions Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The Fund may invest in securities denominated in U.S. dollars or foreign currencies (including those of issuers located in emerging markets).
Rockefeller Climate Solutions Fund | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. The Fund does not currently expect to hedge against declines in the values of its portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates, and other events, although it may do so in the discretion of the Adviser. Hedging transactions may limit the opportunity for gain if the value of the hedged portfolio positions should increase. Additionally, a lack of hedging by the Fund may cause the value of its portfolio positions to decline.
Rockefeller Climate Solutions Fund | Master Limited Partnership Risk Member
Prospectus [Line Items]
Risk [Text Block]	Master Limited Partnership Risk. The Fund may invest in MLPs that have exposure to renewable energy activities. Companies involved with renewable energy can be affected significantly by factors such as supply and demand for energy, availability and cost of traditional energy sources, consumer preferences, and government regulations, including subsidies. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also generally entail many of the general tax risks of investing in a partnership. There is always a risk that an MLP will fail to qualify for favorable tax treatment. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.
Rockefeller Climate Solutions Fund | Real Estate Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Risk. The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by the Fund may be determined to an extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, the investment strategies of the Fund could lead to securities investment results that may be significantly different from investments in securities of other industries or sectors or in a more broad-based portfolio generally. The risks related to investments in realty companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.
Rockefeller Climate Solutions Fund | REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Rockefeller Climate Solutions Fund | Other Investment Company And Exchange-Traded Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Other Investment Company and Exchange-Traded Fund Risk. When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning another investment company generally reflects the risks of owning the underlying investments the other investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment company shares. ETFs may trade at a discount or premium to net asset value (“NAV”). There can be no assurance that an active trading market for an ETF’s shares will exist. There are greater risks involved in investing in securities with limited market liquidity.
Rockefeller Climate Solutions Fund | American Depositary Receipts (“ADRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) Risk. The Fund may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by the depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.
Rockefeller Climate Solutions Fund | Global Depositary Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Global Depositary Receipts (“GDRs”) Risk. To the extent the Fund may invest in foreign securities, the Fund may invest in GDRs. GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.
Rockefeller Climate Solutions Fund | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Rockefeller Climate Solutions Fund | Competition Risk Member
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. The task of identifying attractive investments is difficult and involves many uncertainties. Because of competition from other investment groups and many other factors, there can be no assurance that the Fund will be able fully to invest its capital on attractive terms, and there can be no assurance that the Fund will achieve results comparable to that of other investment vehicles having similar investment objectives.
Rockefeller Climate Solutions Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Rockefeller Climate Solutions Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Rockefeller US Small Cap Core Fund | Recent Markets Event Risk Member
Prospectus [Line Items]
Risk [Text Block]	Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
Rockefeller US Small Cap Core Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
Rockefeller US Small Cap Core Fund | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
Rockefeller US Small Cap Core Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Rockefeller US Small Cap Core Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in foreign securities involve certain risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies, as well as risks related to the lack of public information with respect to such foreign issuers and the absence of uniform accounting, auditing and financial reporting standards. Foreign securities markets are often less liquid than U.S. securities markets, which may make the disposition of foreign securities more difficult.
Rockefeller US Small Cap Core Fund | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The Fund may invest in securities denominated in U.S. dollars or foreign currencies.
Rockefeller US Small Cap Core Fund | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. The Fund does not currently expect to hedge against declines in the values of its portfolio positions as a result of changes in currency exchange rates, certain changes in the equity markets and market interest rates, and other events, although it may do so in the discretion of the Adviser. Hedging transactions may limit the opportunity for gain if the value of the hedged portfolio positions should increase. Additionally, a lack of hedging by the Fund may cause the value of its portfolio positions to decline.
Rockefeller US Small Cap Core Fund | American Depositary Receipts (“ADRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	American Depositary Receipts (“ADRs”) Risk. The Fund may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a “depositary”), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by the depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.
Rockefeller US Small Cap Core Fund | Global Depositary Receipts (“GDRs”) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Global Depositary Receipts (“GDRs”) Risk. To the extent the Fund may invest in foreign securities, the Fund may invest in GDRs. GDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.
Rockefeller US Small Cap Core Fund | Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Rockefeller US Small Cap Core Fund | Competition Risk Member
Prospectus [Line Items]
Risk [Text Block]	Competition Risk. The task of identifying attractive investments is difficult and involves many uncertainties. Because of competition from other investment groups and many other factors, there can be no assurance that the Fund will be able fully to invest its capital on attractive terms, and there can be no assurance that the Fund will achieve results comparable to that of other investment vehicles having similar investment objectives.
Rockefeller US Small Cap Core Fund | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. With the Internet and other technologies being essential to conducting business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Rockefeller US Small Cap Core Fund | General Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Investment Risk. An investment in the Fund is not intended as a complete investment program and is designed only for investors who have adequate means of providing for their needs and contingencies without relying on distributions or withdrawals from the Fund, who are financially able to maintain their investment and who can afford the loss of their investment. No guarantee or representation is made that the Fund’s investment program will be successful or that an investor will not lose money on their investment in the Fund. Future results may vary substantially from past performance and investment results may vary substantially over time.
Rockefeller US Small Cap Core Fund | General Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	General Equity Risk. Stock markets are volatile. The price of equities and equity-based securities held by the Fund may decrease in value significantly based on changes in a company’s financial condition, among other reasons, or in response to adverse political, regulatory, market or economic developments affecting the company, an industry or the markets generally. There is no assurance that the securities held by the Fund will not lose their value.
Rockefeller US Small Cap Core Fund | Small Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small Capitalization Companies Risk. The Fund may invest substantially all of its assets in the stocks of small capitalization companies. Investing in small capitalization companies generally involves higher risks than investing in large capitalization companies as small capitalization companies tend to have more limited product lines, markets, financial resources and management team depth. The stock prices of small capitalization companies are often more volatile than the stock prices of larger capitalization companies and the risk of bankruptcy or insolvency of many small capitalization companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies. In addition, due to thin trading in the stocks of some small capitalization companies, it may take the Fund a longer period of time to reduce or liquidate its investments in certain stocks or the Fund’s selling activities could negatively impact the sale price received or the value of any remaining holdings. The inability to quickly liquidate a position may expose the Fund to greater market risk with respect to such position and may result in the Fund obtaining a lower sale price than would be the case if the Fund were able to liquidate the position immediately.
Rockefeller US Small Cap Core Fund | Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exposure Risk. The Fund will hold a small number of securities as compared to its Benchmark. In addition, the Fund’s portfolio may be overweight or underweight a specific sector or industry relative to the Benchmark. These practices can lead to increased volatility. As a result, an adverse development impacting any one position, sector or industry in which the Fund holds investments may have a material adverse effect on the net asset value of the Fund and the Fund’s investment results.
Rockefeller US Small Cap Core Fund | Volatility Of Financial Markets; Risks Of Certain Investment Strategies; Directional Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility of Financial Markets; Risks of Certain Investment Strategies; Directional Risk. Recently, the financial markets have evidenced an exceptional level of volatility. Continued volatility could disrupt the investment strategy of the Fund, decrease the value of the Fund’s portfolio and adversely impact its profitability or performance. The Fund will not engage in short selling and generally not seek to hedge market risk. Accordingly, the performance of the Fund can be expected to generally track the trends of relevant market indices although this may not always be the case and there may be periods of time where the Fund’s performance diverges significantly from such indices.
Rockefeller US Small Cap Core Fund | Newer Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Newer Fund Risk. The Fund is a newly registered mutual fund and has limited operating history as a mutual fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interests of shareholders. As a result, the timing of any liquidation may not be favorable to certain individual shareholders.
Rockefeller US Small Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.